Fair Value Measurements - Summary of Assets Measured at Fair Value on a Non-Recurring Basis (Parenthetical) (Detail) ¥ in Millions, $ in Millions		3 Months Ended	12 Months Ended
		Mar. 31, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Main Land China Film Group [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount Rate			15.00%	15.00%
Maximum | Main Land China Film Group [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Revenue Growth Rate			37.00%	37.00%
Minimum | Main Land China Film Group [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Revenue Growth Rate			32.00%	32.00%
Licensed Copyrights
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment charges		¥ 390
Produced Content
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment charges		¥ 210
Impairment charges	[1]		¥ 161	$ 25	¥ 205

[1]	In addition, due to adverse changes in the expected performance of certain produced content and the reduced amount of ultimate revenue expected to be recognized, an impairment charge of RMB205 million and RMB161 million (US$25 million) was recognized for produced content predominantly monetized on its own and was recognized as cost of revenues in the consolidated statement of comprehensive income for the years ended December 31, 2020 and 2021, respectively. The fair value information presented is not as of the period’s end, and is sensitive to changes in the unobservable inputs used to determine fair value and such changes could result in the fair value at the reporting date to be different from the fair value presented.